Application of New and Amended International Financial Reporting Standards - Schedule of Impact on Assets, Liabilities and Equity from Initial Retrospective Application of IFRS 16 (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current	$ 1,883	$ 63	$ 1,628	$ 1,873
Property, plant and equipment	283,694	9,484	287,605	288,914
Right-of-use assets	11,364	380	12,163	0
Deferred income tax assets	3,259	109	3,580	3,554
Prepayments - noncurrent	2,679	90	3,049	3,463
Contract liabilities - current	16,840	563	10,902	10,688
Lease liabilities - current	3,291	110	3,394	0
Other payables	22,953	767	23,267	23,315
Other current liabilities	984	33	1,168	1,382
Contract liabilities - noncurrent	6,841	229	6,078	2,595
Deferred income tax liabilities	1,912	64	1,992	1,992
Lease liabilities - noncurrent	6,467	216	6,946	0
Other noncurrent liabilities	1,543	52	1,310	4,793
Unappropriated earnings	65,984	2,206	66,575	66,626
NONCONTROLLING INTERESTS	$ 10,115	$ 338	9,837	9,857
Carrying Amount [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current			1,873
Property, plant and equipment			288,914	$ 940,891	$ 946,460	$ 936,128
Right-of-use assets			0
Deferred income tax assets			3,554
Prepayments - noncurrent			3,463
Contract liabilities - current			10,688
Lease liabilities - current			0
Other payables			23,315
Other current liabilities			1,382
Contract liabilities - noncurrent			2,595
Deferred income tax liabilities			1,992
Lease liabilities - noncurrent			0
Other noncurrent liabilities			4,793
Unappropriated earnings			66,626
NONCONTROLLING INTERESTS			9,857
Effect of Retrospective Application of IFRS 16 [Member] | Increase (Decrease) Due to Application of IFRS 16 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current			(245)
Property, plant and equipment			(1,309)
Right-of-use assets			12,163
Deferred income tax assets			26
Prepayments - noncurrent			(414)
Total effect on assets			10,221
Contract liabilities - current			214
Lease liabilities - current			3,394
Other payables			(48)
Other current liabilities			(214)
Contract liabilities - noncurrent			3,483
Lease liabilities - noncurrent			6,946
Other noncurrent liabilities			(3,483)
Total effect on liabilities			10,292
Unappropriated earnings			(51)
NONCONTROLLING INTERESTS			(20)
Total effect on equity			$ (71)